FIXED ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6.             FIXED ASSETS

Fixed asset values recorded at cost are as follows:

	2011	2010

Furniture & Fixtures	$2,560	$2,560
Computers	6,511	6,511
Leasehold Improvements	4,198	4,198
	13,269	13,269
Less accumulated depreciation	(12,914)	(12,494)
Total	$355	$775

Depreciation expense in 2011 and 2010 was $420 each year.